TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2019
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

16. TRADE AND OTHER PAYABLES

This account consists of the following:

	2018	2019
Trade payables	14,766	13,875
Other payables	448	449
Total trade and other payables	15,214	14,324

The breakdown of trade payables is as follows:

	2018	2019
Related parties
Radio frequency usage charges, concession fees, and Universal Service Obligation (“USO”) charges	1,471	1,374
Purchases of equipments, materials, and services	829	732
Payables to other telecommunication providers	189	136
Sub-total	2,489	2,242
Third parties
Purchases of equipments, materials, and services	10,849	10,563
Payables to other telecommunication providers	1,428	1,070
Sub-total	12,277	11,633
Total	14,766	13,875

Trade payables by currency are as follows:

	2018	2019
Rupiah	11,726	12,027
U.S. dollar	2,978	1,801
Others	62	47
Total	14,766	13,875

Refer to Note 32 for details of related party transactions.